Average Annual Total Returns - VIPMidCapPortfolio-InvestorPRO - VIPMidCapPortfolio-InvestorPRO - VIP Mid Cap Portfolio	Apr. 30, 2025
VIP Mid Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.40%
Past 5 years	11.26%
Past 10 years	9.13%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
SP004
Average Annual Return:
Past 1 year	13.93%
Past 5 years	10.34%
Past 10 years	9.68%